As filed with the U.S. Securities and Exchange Commission on December 13, 2019

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 97	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 100

Legg Mason ETF Investment Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue

New York, NY 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 721-1926

Name and address of agent for service:	Copy to:

ROBERT I. FRENKEL	ROGER P. JOSEPH, ESQ.
Legg Mason ETF Investment Trust	Morgan, Lewis & Bockius LLP
100 First Stamford Place	One Federal Street
Stamford, Connecticut 06902	Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to Legg Mason Small-Cap Quality Value ETF and Western Asset Short Duration Income ETF.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectuses for Legg Mason Small-Cap Quality Value ETF and Western Asset Short Duration Income ETF, which were filed with the Securities and Exchange Commission in Post-Effective Amendment No. 96 to the Registrant’s registration statement on November 22, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON ETF INVESTMENT TRUST, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 13th day of December, 2019.

LEGG MASON ETF INVESTMENT TRUST, on behalf of its series:

Legg Mason Small-Cap Quality Value ETF

Western Asset Short Duration Income ETF

By:	/s/ Jane E. Trust
Jane E. Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on this 13th day of December, 2019.

Signature	Title

/s/ Jane E. Trust	President, Chief Executive Officer and Trustee
Jane E. Trust

/s/ Christopher Berarducci	Principal Financial Officer
Christopher Berarducci

/s/ Paul R. Ades *	Trustee
Paul R. Ades

/s/ Andrew L. Breech *	Trustee
Andrew L. Breech

/s/ Dwight B. Crane *	Trustee
Dwight B. Crane

/s/ Althea Duersten *	Trustee
Althea Duersten

/s/ Stephen R. Gross *	Trustee
Stephen R. Gross

/s/ Susan Heilbron *	Trustee
Susan Heilbron

/s/ Frank Hubbard *	Trustee
Frank Hubbard

/s/ Howard Johnson *	Trustee
Howard Johnson

/s/ Jerome H. Miller *	Trustee
Jerome H. Miller

/s/ Kenneth Miller *	Trustee
Kenneth Miller

/s/ Thomas F. Schlafly *	Trustee
Thomas F. Schlafly

* By:	/s/ Jane E. Trust
Jane E. Trust, as Agent

*	Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase